SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
Stockholders Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

NOTE 12:- SHAREHOLDERS’ EQUITY

The Ordinary Shares of the Company ceased to be eligible for quotation and trading on the OTC Bulletin Board (“OTCBB”) on September 3, 2008 and became eligible for quotation and trading on the Pink Sheets. On March 4, 2010, the Company’s Ordinary Shares became eligible once again for quotation and trading on the OTCBB and, in April 2010, with the launch by OTC Markets Group of its new OTCQB marketplace for reporting issuers who are current in their reports under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), the Company’s Ordinary Shares began to be quoted in that marketplace as well. In October 2010, the Company’s Ordinary Shares ceased to be quoted on the OTCBB and are currently quoted only on the OTCQB

The Company’s Preferred A Shares are not publicly traded.

General:

a.	The Ordinary Shares and the Preferred A Shares confer upon holders thereof the right to receive notice of, participate in and vote at general shareholder meetings of the Company, the right to receive dividends, if declared, and the right to receive any remaining assets of the Company upon liquidation, if any, after full payment is made to any creditors.

The Preferred A Shares have all rights and privileges that are possessed by the Company’s Ordinary Shares, including, without limitation, voting rights on an as-converted basis, and have preference over the Ordinary Shares in any distribution to the Company’s shareholders. The Preferred A Shares may be converted into Ordinary Shares at any time on a one-to-one basis.

b.	On December 19, 2007, the Company issued to a group of new financial investors 363,636 Ordinary Shares at a price of $1.65 per share for a total consideration of $600. The transaction included also the issuance by the Company of a non interest bearing convertible note of $600 at a conversion price of $1.65 per Ordinary Share and warrants to purchase an aggregate of up to 600,000 Ordinary Shares at an exercise price of $2.00 per Ordinary Share, which expired on December 19, 2010. The convertible note does not have any maturity, does not bear any interest, is not subject to repayment in any event, including liquidation, and can only be converted into Ordinary Shares at any time at the holder’s discretion.

As of December 31, 2010 and 2011, the total amount of the convertible note of $ 600 was classified as equity in accordance with ASC 815, “Accounting for Derivative Instruments and Hedging Activities” and ASC 480, “Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity”.

c.	On June 30, 2011, the Company entered into a share purchase agreement with Jerusalem Technology Investments Ltd, (the “Investor”), a company with which two of the Company’s directors—Samuel HaCohen and Vladimir Morgenstern— and one of the Company’s major shareholders (Jerusalem High-tech Founders, Ltd.) are affiliated. Pursuant to the agreement, the Investor committed to invest in the Company an amount of $250 at a price of $1.00 per Ordinary Share, within 31 days from the date of the agreement, in return for 250,000 of our Ordinary Shares. 50,000 of those Ordinary Shares were issued on June 30, 2011, upon a payment of $50 by the Investor. In February 2012, the Investor invested an additional $75, a portion of its total commitment. This equity financing constituted an extraordinary transaction with an entity in which two of the Company’s directors possessed a personal interest and was therefore approved by the Company’s audit committee and Board of Directors in accordance with the requirements of the Israeli Companies Law.

d.	During 2010 the Company issued 45,000 Ordinary Shares to service providers as consideration for consulting services.

e.	During 2010 the Company issued 73,369 Ordinary Shares to investors in payment of interest expenses.

f.	During 2011 the Company issued 43,005 Ordinary Shares to investors in payment of interest expenses.

Stock – based compensation:

a.	The Company’s previous stock options plans, the 1996, 1997, 1998 and 1999 Stock Option Plans (the “Prior Plans”), expired prior to December 31, 2009.

In November 2005, the Company adopted a new Israeli share option and restricted share plan and a new international share option and restricted share plan (the “2005 Share Option Plans”), which superseded and replaced the Prior Plans and provide the Company with the ability to grant restricted shares in addition to options under various tax regimes.

Under the 2005 Share Option Plans, options, restricted shares and other share-based awards may be granted to employees, directors, office holders, service providers, consultants and any other person or entity whose services shall be determined by the Company’s Board of Directors to be valuable to the Company and/or its affiliated companies. The exercise price of the options granted under the 2005 Share Option Plans is to be determined by the directors at the time of grant. The options granted expire no later than ten years from the date of grant. The 2005 Share Option Plans expire in 2015. Any options which are canceled or forfeited before expiration become available for future grants. The options vest ratably over a period of two to four years, with the first portion vesting not earlier than one year after the grant of the options.

Any options that remain available for grants under any of the Company’s Prior Plans shall be available for subsequent grants of awards under the 2005 Share Option Plans. In addition, if any outstanding award under the Company’s Prior Plans should for any reason expire, be canceled or be forfeited without having been exercised in full, the shares subject to the unexercised, canceled or terminated portion of such award shall become available for subsequent grants of awards under the 2005 Share Option Plans.

As of December 31, 2011, an aggregate of 163,251 Ordinary Shares of the Company were available for future grant.

b.	During the year ended December 31, 2009, the Company granted to the Company’s employees 66,000 restricted shares, which were released from restriction in 2009. The Company has accounted for this award in accordance with ASC 718-10. The total grant date fair value was $26, reflecting the quoted market price of the Company’s Ordinary Shares as of the date of grant over the purchase price of $0. Compensation expenses of approximately $26 were recognized during the year ended December 31, 2009.

c.	During the year ended December 31, 2010, the Company granted to the Company’s employees and directors 229,582 restricted shares. Of the restricted shares that were granted, 83,000 shares were released in 2010 and 146,582 shares will be released ratably on an annual basis over a three-year release period, starting from the date of grant. Release of the restrictions from some of the restricted Shares is subject to acceleration upon certain events such as a merger or acquisition. The Company has accounted for this award in accordance with ASC 718-10. The total grant date fair value of $165, reflecting the quoted market price of the Company’s Ordinary Shares as of the date of grant over the purchase price of $0, is recorded as compensation expense ratably over the release period of the restricted shares. Compensation expense of approximately $51 and $20 was recognized during the years ended December 31, 2010 and 2011, respectively.

d.	During the year ended December 31, 2011, the Company granted to the Company’s directors 75,000 restricted shares, which were released from restriction during 2011. The Company has accounted for this award in accordance with ASC 718-10. The total grant date fair value of $83, reflecting the quoted market price of the Company’s Ordinary Shares as of the date of grant over the purchase price of $0, was recorded as compensation expense ratably over the release period of the restricted shares. Compensation expense of approximately $83 was recognized during the year ended December 31, 2011.

e.	The following is a summary of the Company’s stock option activity under the 2005 Plans, as well as related information:

	Year ended December 31, 2011
	Number of options	Weighted average remaining contractual term (years)	Aggregate intrinsic value	Weighted average exercise price
Outstanding - beginning of the year	2,600			$10.02
Expired	(2,400)			$10.00
Outstanding - end of the year	200	0.20	—	$10.30

Vested and exercisable	200	0.20	—	$10.30

No options were exercised in 2009, 2010 and 2011. No compensation expense related to options was recognized during the years ended December 31, 2009, 2010 and 2011.

f.	A summary of the status of the Company’s restricted shares as of December 31, 2011, and changes during the year ended December 31, 2011, is presented below:

Restricted shares	Shares	Weighted average grant- date fair value
Restricted at January 1, 2011	146,580	$0.72
Granted	75,000	$1.10
Vested	(123,861)	$0.95
Forfeited	(48,414)	$0.72

Restricted at December 31, 2011	49,305	$0.72

As of December 31, 2011, there was $14 of total unrecognized compensation cost related to restricted shares compensation arrangements granted under the 2005 Plans. That cost is expected to be recognized over a period of 14 months. The total fair value of restricted shares released during the year ended December 31, 2011 was $118.

The weighted average grant date fair value of shares granted during 2009, 2010 and 2011 was $0.40, $0.72 and $1.10, respectively.

g.	Options and shares issued to consultants:

The Company’s outstanding options that have been issued to consultants were as follows as of December 31, 2011:

Issuance date	Options for Ordinary Shares	Exercise price per share	Options exercisable	Exercisable through
March 2005	7,000	$10.30	7,000	March 2012

No compensation expense in respect of these options was recognized during the years ended December 31, 2009, 2010 and 2011.

Warrants:

The Company’s outstanding warrants that had been issued to investors and consultants were as follows as of December 31, 2011:

Issuance date	Warrants for Ordinary Shares	Exercise price per share	Warrants exercisable	Exercisable through
April 1998	578	$1.25	578	No expiration date

Dividends:

In the event that cash dividends are declared in the future, such dividends will be paid in NIS or in foreign currency, subject to any statutory limitations. Dividends paid to shareholders in non-Israeli currency may be converted into dollars on the basis of the exchange rate prevailing at the time of payment. The Company does not intend to pay cash dividends in the foreseeable future. The Company has decided not to declare dividends out of tax-exempt earnings.